Investment Objectives and Goals - AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND	Sep. 30, 2025
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Short-Term Tax-Exempt Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6)
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Short-Term Tax-Exempt Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.